Finance Income And Costs - Summary of Finance Income And Cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Income And Costs [Line Items]
Finance income	₩ 2,073	₩ 1,875	₩ 1,666
Finance costs	1,002	1,452	1,673
Interest Income
Disclosure Of Finance Income And Costs [Line Items]
Finance income	819	554	522
Unrealized Foreign Currency Gain
Disclosure Of Finance Income And Costs [Line Items]
Finance income	81	288	269
Gain on Foreign Currency Transaction
Disclosure Of Finance Income And Costs [Line Items]
Finance income	1,173	1,033	875
Unrealized Foreign Currency Loss
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	99	671	765
Loss on Foreign Currency Transaction
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	891	768	₩ 908
Others
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	₩ 12	₩ 13